PORTFOLIO OF INVESTMENTS
VY® BlackRock Inflation Protected Bond Portfolio	as of March 31, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.7%
		Basic Materials: 0.4%
1,250,000	(1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	$ 1,244,884	0.4

		Communications: 0.7%
1,000,000		Alibaba Group Holding Ltd., 3.125%, 11/28/2021	1,012,324	0.4
73,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	67,053	0.0
925,000	(1)	NTT Finance Corp., 0.583%, 03/01/2024	921,950	0.3
55,000		Verizon Communications, Inc., 2.625%, 08/15/2026	58,191	0.0
30,000		Verizon Communications, Inc., 2.650%, 11/20/2040	27,456	0.0
75,000		Verizon Communications, Inc., 4.329%, 09/21/2028	85,921	0.0
			2,172,895	0.7

		Consumer, Cyclical: 0.9%
750,000		American Honda Finance Corp., 0.650%, 09/08/2023	751,751	0.3
1,000,000		American Honda Finance Corp., 2.600%, 11/16/2022	1,035,352	0.4
150,000	(1)	Daimler Finance North America LLC, 2.125%, 03/10/2025	154,509	0.1
135,000		General Motors Financial Co., Inc., 5.200%, 03/20/2023	146,461	0.0
79,000		General Motors Financial Co., Inc., 2.750%, 06/20/2025	82,517	0.0
356,000		PACCAR Financial Corp., 0.800%, 06/08/2023	359,476	0.1
			2,530,066	0.9

		Consumer, Non-cyclical: 3.2%
2,000,000		Bristol-Myers Squibb Co., 2.000%, 08/01/2022	2,043,218	0.7
1,510,000	(1)	Cargill, Inc., 0.400%, 02/02/2024	1,500,492	0.5
1,500,000		GlaxoSmithKline Capital PLC, 0.534%, 10/01/2023	1,502,359	0.5
1,292,000		GlaxoSmithKline Capital PLC, 3.000%, 06/01/2024	1,381,484	0.5
2,500,000		Philip Morris International, Inc., 2.625%, 03/06/2023	2,607,861	0.9
69,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	74,392	0.0
250,000		Thermo Fisher Scientific, Inc., 4.133%, 03/25/2025	277,813	0.1
			9,387,619	3.2

		Energy: 0.4%
135,000		Sabine Pass Liquefaction LLC, 5.625%, 03/01/2025	154,439	0.1
1,000,000	(1)	Schlumberger Finance Canada Ltd., 2.650%, 11/20/2022	1,033,679	0.3
			1,188,118	0.4

		Financial: 18.0%
1,000,000	(1)	AIG Global Funding, 0.450%, 12/08/2023	997,038	0.3
200,000		American Express Co., 2.500%, 08/01/2022	205,433	0.1
2,000,000		American Express Co., 3.700%, 08/03/2023	2,141,599	0.7
30,000		Aon Corp., 2.800%, 05/15/2030	30,705	0.0
2,500,000	(2)	Bank of America Corp., 0.810%, 10/24/2024	2,507,461	0.9
25,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	23,503	0.0
1,000,000	(2)	Bank of America Corp., 3.004%, 12/20/2023	1,040,393	0.4
1,500,000		Bank of America Corp., 3.300%, 01/11/2023	1,576,261	0.5
199,000	(2)	Bank of America Corp., 3.559%, 04/23/2027	216,647	0.1
55,000	(2)	Bank of America Corp., 3.705%, 04/24/2028	60,192	0.0
740,000	(1)	Banque Federative du Credit Mutuel SA, 0.650%, 02/27/2024	738,157	0.2
760,000	(1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	781,286	0.3
1,685,000		Charles Schwab Corp./The, 0.750%, 03/18/2024	1,694,793	0.6
2,500,000	(2)	Citibank NA, 2.844%, 05/20/2022	2,507,995	0.9
3,000,000	(2)	Citigroup, Inc., 0.776%, 10/30/2024	2,998,723	1.0
125,000	(2)	Citigroup, Inc., 2.666%, 01/29/2031	125,738	0.0
3,000,000		Credit Suisse AG/New York NY, 1.000%, 05/05/2023	3,017,278	1.0
161,000		Crown Castle International Corp., 1.350%, 07/15/2025	160,829	0.1
118,000		Crown Castle International Corp., 3.700%, 06/15/2026	129,172	0.0
200,000	(1),(2)	Danske Bank A/S, 1.171%, 12/08/2023	201,143	0.1
200,000	(1)	Danske Bank A/S, 1.226%, 06/22/2024	201,983	0.1
1,000,000	(2)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	1,013,385	0.3
1,000,000	(2)	Goldman Sachs Group, Inc./The, 2.905%, 07/24/2023	1,029,742	0.3

PORTFOLIO OF INVESTMENTS
VY® BlackRock Inflation Protected Bond Portfolio	as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
2,000,000	(2)	Goldman Sachs Group, Inc./The, 0.627%, 11/17/2023	$ 2,001,003	0.7
40,000	(2)	JPMorgan Chase & Co., 1.953%, 02/04/2032	37,944	0.0
3,500,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	3,677,407	1.2
1,000,000	(2)	JPMorgan Chase & Co., 3.559%, 04/23/2024	1,060,120	0.4
241,000		JPMorgan Chase & Co., 3.900%, 07/15/2025	266,187	0.1
25,000	(2)	JPMorgan Chase & Co., 4.493%, 03/24/2031	28,837	0.0
870,000	(2)	KeyBank NA/Cleveland OH, 0.423%, 01/03/2024	869,472	0.3
1,835,000	(2)	Lloyds Banking Group PLC, 0.695%, 05/11/2024	1,835,159	0.6
890,000	(1)	LSEGA Financing PLC, 0.650%, 04/06/2024	887,774	0.3
2,000,000		Mitsubishi UFJ Financial Group, Inc., 3.218%, 03/07/2022	2,053,110	0.7
529,000		Mitsubishi UFJ Financial Group, Inc., 3.407%, 03/07/2024	568,242	0.2
1,500,000	(2)	Mizuho Financial Group, Inc., 1.241%, 07/10/2024	1,516,105	0.5
200,000	(2)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	214,788	0.1
4,000,000		Morgan Stanley, 2.750%, 05/19/2022	4,108,905	1.4
72,000	(2)	Morgan Stanley, 3.772%, 01/24/2029	78,797	0.0
167,000		Morgan Stanley, 4.000%, 07/23/2025	185,440	0.1
200,000	(1)	Nationwide Building Society, 0.550%, 01/22/2024	199,060	0.1
1,000,000	(1)	Nationwide Building Society, 2.000%, 01/27/2023	1,028,421	0.3
800,000		Sumitomo Mitsui Financial Group, Inc., 2.846%, 01/11/2022	815,674	0.3
1,000,000		Sumitomo Mitsui Financial Group, Inc., 3.936%, 10/16/2023	1,082,948	0.4
1,400,000	(1)	Swedbank AB, 0.600%, 09/25/2023	1,399,286	0.5
1,500,000		Toronto-Dominion Bank/The, 0.550%, 03/04/2024	1,498,649	0.5
2,000,000	(1)	UBS AG/London, 0.450%, 02/09/2024	1,984,425	0.7
104,000		Wells Fargo & Co., 3.000%, 10/23/2026	111,057	0.0
351,000		Wells Fargo & Co., 3.500%, 03/08/2022	361,580	0.1
1,500,000		Wells Fargo & Co., 3.750%, 01/24/2024	1,622,682	0.6
			52,892,528	18.0

		Industrial: 0.7%
275,000		Raytheon Technologies Corp., 2.250%, 07/01/2030	270,978	0.1
1,855,000	(1)	Siemens Financieringsmaatschappij NV, 0.650%, 03/11/2024	1,855,061	0.6
			2,126,039	0.7

		Technology: 1.3%
10,000		Broadcom, Inc., 4.150%, 11/15/2030	10,806	0.0
2,275,000		International Business Machines Corp., 2.850%, 05/13/2022	2,340,357	0.8
500,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.150%, 05/01/2027	531,752	0.2
1,000,000		Oracle Corp., 2.500%, 05/15/2022	1,019,712	0.3
55,000		Oracle Corp., 3.600%, 04/01/2050	53,367	0.0
			3,955,994	1.3

		Utilities: 0.1%
20,000		Baltimore Gas and Electric Co., 2.900%, 06/15/2050	18,547	0.0
144,000		Baltimore Gas and Electric Co., 3.200%, 09/15/2049	140,342	0.1
137,000		Duke Energy Florida LLC, 1.750%, 06/15/2030	129,736	0.0
			288,625	0.1

	Total Corporate Bonds/Notes
	(Cost $75,388,887)		75,786,768	25.7

U.S. TREASURY OBLIGATIONS: 54.0%
		Treasury Inflation Indexed Protected Securities: 52.2%
275,413		0.125%,07/15/2024	298,056	0.1
3,986,441		0.125%,10/15/2024	2,620,054	0.9
683,573		0.125%,04/15/2025	740,268	0.2
221,791		0.125%,10/15/2025	241,718	0.1
10,207,768		0.125%,01/15/2030	11,054,167	3.8
8,942,491		0.125%,07/15/2030	9,714,527	3.3
2,265,959		0.125%,01/15/2031	4,585,158	1.6
1,431,740		0.125%,02/15/2051	1,851,193	0.6
750,992		0.250%,01/15/2025	816,008	0.3
2,438,973		0.250%,07/15/2029	3,417,760	1.2
3,973,142		0.250%,02/15/2050	3,728,757	1.3
11,240		0.375%,07/15/2023	12,036	0.0
2,178,524		0.375%,07/15/2025	2,400,927	0.8
9,473,880		0.375%,01/15/2027	10,455,308	3.5
8,629,655		0.375%,07/15/2027	9,576,322	3.3
8,714,200		0.500%,01/15/2028	9,711,181	3.3
22,326		0.625%,04/15/2023	23,757	0.0
3,470,138		0.625%,02/15/2043	3,927,623	1.3
8,946,343		0.750%,07/15/2028	10,208,356	3.5
4,508,661		0.750%,02/15/2042	5,219,970	1.8
4,487,794		0.750%,02/15/2045	5,202,130	1.8
7,087,935		0.875%,01/15/2029	8,133,499	2.8
2,476,117		0.875%,02/15/2047	2,987,421	1.0
3,135,303		1.000%,02/15/2046	3,846,796	1.3
2,832,256		1.000%,02/15/2048	3,530,369	1.2
2,822,324		1.000%,02/15/2049	3,540,487	1.2
4,534,456		1.375%,02/15/2044	5,934,050	2.0

PORTFOLIO OF INVESTMENTS
VY® BlackRock Inflation Protected Bond Portfolio	as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		Treasury Inflation Indexed Protected Securities: (continued)
2,801,903		1.750%,01/15/2028	$ 3,371,702	1.1
3,914,282		2.000%,01/15/2026	4,627,273	1.6
1,901,666		2.125%,02/15/2040	2,730,840	0.9
2,669,685		2.125%,02/15/2041	3,866,926	1.3
1,998,331		2.375%,01/15/2025	2,341,684	0.8
3,679,901		2.375%,01/15/2027	4,507,781	1.5
2,156,497		2.500%,01/15/2029	2,760,972	0.9
1,871,599		3.375%,04/15/2032	2,728,379	0.9
991,405		3.625%,04/15/2028	1,335,577	0.5
1,158,394		3.875%,04/15/2029	1,626,929	0.5
			153,675,961	52.2

		U.S. Treasury Bonds: 1.8%
790,000		1.125%,08/15/2040	642,677	0.2
4,130,000		1.375%,11/15/2040	3,514,372	1.2
345,000		1.375%,08/15/2050	269,316	0.1
860,000		1.875%,02/15/2041	801,009	0.3
			5,227,374	1.8

		Total U.S. Treasury Obligations
		(Cost $148,115,883)	158,903,335	54.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.9%
		Federal Home Loan Bank: 2.5%
5,255,000		2.875%,09/13/2024	5,680,510	1.9
1,515,000		3.250%,11/16/2028	1,706,380	0.6
			7,386,890	2.5

		Federal Home Loan Mortgage Corporation: 0.3%(3)
805,000		2.375%,01/13/2022	819,603	0.3

		Federal National Mortgage Association: 4.3%(3)
4,830,000		1.875%,09/24/2026	5,045,773	1.7
7,120,000		2.625%,09/06/2024	7,654,430	2.6
			12,700,203	4.3

		Other U.S. Agency Obligations: 0.8%
2,190,000		2.875%,12/21/2023	2,341,998	0.8

		Sovereign: 2.0%
6,000,000		0.375%,09/23/2025	5,893,786	2.0

		Total U.S. Government Agency Obligations
		(Cost $27,473,380)	29,142,480	9.9

SOVEREIGN BONDS: 3.9%
220,000		Colombia Government International Bond, 3.125%, 04/15/2031	215,844	0.1
170,000		Colombia Government International Bond, 3.000%, 01/30/2030	166,812	0.0
EUR	190,000	Hungary Government International Bond, 1.750%, 06/05/2035	238,366	0.1
2,500,000		Israel Government AID Bond, 5.500%, 04/26/2024	2,878,190	1.0
EUR	1,738,847	(1) Italy Buoni Poliennali Del Tesoro, 1.300%, 05/15/2028	2,349,292	0.8
EUR	250,000	Mexico Government International Bond, 1.450%, 10/25/2033	275,717	0.1
200,000		Mexico Government International Bond, 2.659%, 05/24/2031	189,116	0.1
NZD	810,000	New Zealand Government Bond, 1.750%, 05/15/2041	486,535	0.2
NZD	2,996,000	New Zealand Government Inflation Linked Bond, 2.000%, 09/20/2025	2,636,419	0.9
60,000		Panama Government International Bond, 4.500%, 04/01/2056	65,833	0.0
EUR	240,000	(1) Spain Government Bond, 1.000%, 10/31/2050	263,901	0.1
EUR	550,000	(1) Spain Government Bond, 3.450%, 07/30/2066	1,033,544	0.3
EUR	532,904	(1) Spain Government Inflation Linked Bond, 1.000%, 11/30/2030	760,932	0.2

		Total Sovereign Bonds
		(Cost $11,129,914)	11,560,501	3.9

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.5%
366,000		BANK 2019-BNK23 A3, 2.920%, 11/15/2029	383,134	0.1
1,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	1,124,942	0.4
350,000		Benchmark 2019-B15 A5 Mortgage Trust, 2.928%, 12/15/2072	366,611	0.1
500,000		CD 2017-CD6 Mortgage Trust A5, 3.456%, 11/13/2050	544,310	0.2
1,000,000		GS Mortgage Securities Trust 2017-GS7 A4, 3.430%, 08/10/2050	1,085,619	0.4
700,000		Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	762,059	0.3

		Total Commercial Mortgage-Backed Securities
		(Cost $3,956,850)	4,266,675	1.5

ASSET-BACKED SECURITIES: 0.3%
		Student Loan Asset-Backed Securities: 0.3%
258,150		(1) Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	272,415	0.1
683,224		(1) Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	709,658	0.2

		Total Asset-Backed Securities
		(Cost $947,963)	982,073	0.3

PORTFOLIO OF INVESTMENTS
VY® BlackRock Inflation Protected Bond Portfolio	as of March 31, 2021 (Unaudited) (Continued)

		Value	Percentage of Net Assets
PURCHASED OPTIONS (4): 0.4%
	Total Purchased Options
	(Cost $1,126,807)	$ 1,150,938	0.4

	Total Long-Term Investments
	(Cost $268,139,684)	281,792,770	95.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.7%
	Mutual Funds: 5.7%
16,742,966	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $16,742,966)	16,742,966	5.7

	Total Short-Term Investments
	(Cost $16,742,966)	16,742,966	5.7

	Total Investments in Securities (Cost $284,882,650)	$ 298,535,736	101.4
	Liabilities in Excess of Other Assets	(4,144,627)	(1.4)
	Net Assets	$ 294,391,109	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of March 31, 2021.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(5)	Rate shown is the 7-day yield as of March 31, 2021.

Currency Abbreviations:
EUR	EU Euro
NZD	New Zealand Dollar

PORTFOLIO OF INVESTMENTS
VY® BlackRock Inflation Protected Bond Portfolio	as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Purchased Options	$90,706	$1,060,232	$–	$1,150,938
Corporate Bonds/Notes	–	75,786,768	–	75,786,768
Commercial Mortgage-Backed Securities	–	4,266,675	–	4,266,675
Sovereign Bonds	–	11,560,501	–	11,560,501
U.S. Government Agency Obligations	–	29,142,480	–	29,142,480
Asset-Backed Securities	–	982,073	–	982,073
U.S. Treasury Obligations	–	158,903,335	–	158,903,335
Short-Term Investments	16,742,966	–	–	16,742,966
Total Investments, at fair value	$16,833,672	$281,702,064	$–	$298,535,736
Other Financial Instruments+
Centrally Cleared Swaps	–	4,467,721	–	4,467,721
Forward Foreign Currency Contracts	–	738,881	–	738,881
Futures	425,812	–	–	425,812
OTC Swaps	–	642,924	–	642,924
Total Assets	$17,259,484	$287,551,590	$–	$304,811,074
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,868,688)	$–	$(1,868,688)
Forward Foreign Currency Contracts	–	(186,871)	–	(186,871)
Futures	(439,120)	–	–	(439,120)
Written Options	(58,125)	(2,497,011)	–	(2,555,136)
Total Liabilities	$(497,245)	$(4,552,570)	$–	$(5,049,815)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
VY® BlackRock Inflation Protected Bond Portfolio	as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,084,000	USD	4,787,943	ANZ Bank	04/06/21	$1,778
USD	4,790,895	EUR	4,084,000	ANZ Bank	05/05/21	(1,728)
USD	4,661,293	EUR	3,808,000	Bank of America N.A.	04/06/21	195,265
CAD	377,194	USD	300,000	Bank of America N.A.	06/16/21	174
USD	301,971	AUD	390,000	Bank of America N.A.	06/16/21	5,650
JPY	32,477,753	AUD	385,000	Bank of America N.A.	06/16/21	1,008
USD	587,101	EUR	500,000	Bank of America N.A.	06/16/21	(7,366)
CAD	385,057	USD	305,000	Bank of America N.A.	06/16/21	1,431
MXN	15,874,125	EUR	625,000	Barclays Bank PLC	05/12/21	39,651
USD	174,146	EUR	146,000	BNP Paribas	04/06/21	2,917
NZD	629,000	USD	455,999	BNP Paribas	04/06/21	(16,708)
JPY	32,617,830	USD	300,000	BNP Paribas	06/16/21	(5,204)
NZD	180,077	USD	130,937	Citibank N.A.	04/06/21	(5,172)
NZD	4,349,000	USD	3,039,034	Citibank N.A.	04/06/21	(1,709)
USD	196,614	EUR	161,847	Citibank N.A.	04/06/21	6,800
USD	91,882	NZD	131,203	Citibank N.A.	05/05/21	(44)
USD	148,325	EUR	126,130	Citibank N.A.	05/05/21	(1,503)
USD	51,748	CAD	65,036	Citibank N.A.	05/05/21	211
USD	3,038,896	NZD	4,349,000	Citibank N.A.	05/05/21	1,762
USD	57,382	JPY	6,338,811	Citibank N.A.	05/06/21	(367)
EUR	635,000	MXN	16,022,003	Citibank N.A.	05/12/21	(35,117)
EUR	635,000	MXN	15,733,077	Citibank N.A.	05/12/21	(21,044)
EUR	620,000	MXN	15,540,610	Citibank N.A.	05/12/21	(29,274)
USD	300,000	CAD	375,755	Citibank N.A.	06/16/21	972
USD	300,000	CAD	377,522	Citibank N.A.	06/16/21	(435)
USD	289,499	AUD	380,000	Citibank N.A.	06/16/21	776
JPY	106,994,000	USD	986,473	Commonwealth Bank of Australia	04/06/21	(20,127)
USD	300,000	JPY	33,073,020	Commonwealth Bank of Australia	06/16/21	1,090
USD	590,257	EUR	495,000	Commonwealth Bank of Australia	06/16/21	8,831
CAD	375,183	USD	300,000	Deutsche Bank AG	06/16/21	(1,426)
MXN	15,248,900	EUR	620,000	Goldman Sachs International	05/12/21	15,066
USD	1,975,247	JPY	209,569,000	HSBC Bank PLC	04/06/21	82,466
EUR	255,000	USD	302,106	HSBC Bank PLC	06/16/21	(2,584)
JPY	106,945,000	USD	986,966	JPMorgan Chase Bank N.A.	04/06/21	(21,062)
USD	305,000	CAD	380,716	JPMorgan Chase Bank N.A.	06/16/21	$2,023
USD	303,989	EUR	255,000	JPMorgan Chase Bank N.A.	06/16/21	4,467
USD	306,315	EUR	255,000	JPMorgan Chase Bank N.A.	06/16/21	6,792
USD	300,000	JPY	32,882,043	JPMorgan Chase Bank N.A.	06/16/21	2,816
JPY	32,552,706	USD	300,000	JPMorgan Chase Bank N.A.	06/16/21	(5,793)
EUR	750,000	USD	887,539	JPMorgan Chase Bank N.A.	06/16/21	(6,590)
CAD	384,815	USD	305,000	JPMorgan Chase Bank N.A.	06/16/21	1,239
USD	301,914	AUD	395,000	JPMorgan Chase Bank N.A.	06/16/21	1,794
EUR	500,000	USD	586,843	JPMorgan Chase Bank N.A.	06/16/21	456
JPY	32,828,456	AUD	390,000	JPMorgan Chase Bank N.A.	06/16/21	379
NZD	472,000	USD	329,460	Morgan Stanley & Co. International PLC	04/06/21	183
MXN	16,355,639	EUR	635,000	Morgan Stanley & Co. International PLC	05/12/21	51,368
AUD	385,000	JPY	32,334,467	Morgan Stanley & Co. International PLC	06/16/21	287
USD	4,860,253	NZD	6,530,000	UBS AG	04/06/21	299,726
AUD	390,000	JPY	32,620,263	UBS AG	06/16/21	1,503
NZD	900,000	USD	632,174	Westpac Banking Corp.	04/06/21	(3,618)
						$552,010

PORTFOLIO OF INVESTMENTS
VY® BlackRock Inflation Protected Bond Portfolio	as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Euro-Bobl 5-Year	10	06/08/21	$1,584,089	$810
Short-Term Euro-BTP	48	06/08/21	6,369,754	7,289
U.S. Treasury 5-Year Note	468	06/30/21	57,750,469	(438,328)
			$65,704,312	$(430,229)
Short Contracts:
Euro-Bund	(13)	06/08/21	(2,611,190)	12,729
Euro-Buxl® 30-year German Government Bond	(7)	06/08/21	(1,691,368)	17,059
Euro-Schatz	(54)	06/08/21	(7,098,847)	603
Long Gilt	(25)	06/28/11	(4,397,411)	40,720
Long-Term Euro-BTP	(1)	06/08/21	(175,096)	(792)
U.S. Treasury 10-Year Note	(92)	06/21/21	(12,046,250)	212,627
U.S. Treasury 2-Year Note	(111)	06/30/21	(24,500,648)	6,993
U.S. Treasury Ultra 10-Year Note	(46)	06/21/21	(6,609,740)	105,468
U.S. Treasury Ultra Long Bond	(4)	06/21/21	(724,875)	21,514
			$(59,855,425)	$416,921

At March 31, 2021, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	0.259%	Semi-Annual	03/23/23	USD	3,450,000	$(1,440)	$(1,440)
Pay	3-month USD-LIBOR	Quarterly	0.400	Semi-Annual	11/22/23	USD	5,000	(15)	(15)
Pay	3-month USD-LIBOR	Quarterly	3.090	Semi-Annual	11/29/24	USD	3,970,000	346,219	346,219
Pay	3-month USD-LIBOR	Quarterly	0.358	Semi-Annual	06/02/25	USD	860,000	(16,972)	(16,972)
Pay	3-month USD-LIBOR	Quarterly	0.478	Semi-Annual	01/21/26	USD	360,000	(8,975)	(8,975)
Pay	3-month USD-LIBOR	Quarterly	1.366	Semi-Annual	03/22/27	USD	650,000	(3,221)	(3,221)
Pay	3-month USD-LIBOR	Quarterly	1.334	Semi-Annual	03/29/27	USD	274,000	(1,905)	(1,905)
Pay	3-month USD-LIBOR	Quarterly	1.396	Semi-Annual	03/30/27	USD	270,000	(1,078)	(1,078)
Pay	3-month USD-LIBOR	Quarterly	0.652	Semi-Annual	06/20/27	USD	870,000	(39,337)	(39,337)
Pay	3-month USD-LIBOR	Quarterly	0.680	Semi-Annual	06/20/27	USD	870,000	(38,173)	(38,173)
Pay	3-month USD-LIBOR	Quarterly	0.654	Semi-Annual	07/12/28	USD	900,000	(59,132)	(59,132)
Pay	3-month USD-LIBOR	Quarterly	0.819	Semi-Annual	04/14/30	USD	610,000	(45,530)	(45,530)
Pay	3-month USD-LIBOR	Quarterly	2.500	Semi-Annual	03/20/31	USD	403,000	(1,209)	(1,209)
Pay	3-month USD-LIBOR	Quarterly	1.513	Semi-Annual	08/19/31	USD	60,000	(2,021)	(2,021)
Pay	3-month USD-LIBOR	Quarterly	1.580	Semi-Annual	08/25/31	USD	2,460,000	(68,418)	(68,418)
Pay	3-month USD-LIBOR	Quarterly	2.111	Semi-Annual	02/15/47	USD	470,000	(9,893)	(9,893)
Pay	3-month USD-LIBOR	Quarterly	1.828	Semi-Annual	02/10/50	USD	120,000	(9,980)	(9,980)
Pay	3-month USD-LIBOR	Quarterly	1.250	Semi-Annual	09/08/50	USD	92,000	(19,875)	(19,875)
Pay	3-month USD-LIBOR	Quarterly	1.870	Semi-Annual	02/19/51	USD	220,000	(16,630)	(16,630)
Pay	3-month USD-LIBOR	Quarterly	1.905	Semi-Annual	02/22/51	USD	110,000	(7,429)	(7,429)
Pay	3-month USD-LIBOR	Quarterly	1.929	Semi-Annual	12/01/56	USD	25,000	(2,618)	(2,618)

PORTFOLIO OF INVESTMENTS
VY® BlackRock Inflation Protected Bond Portfolio	as of March 31, 2021 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.185%	Annual	01/16/30	EUR	270,000	$(5,811)	$(5,811)
Receive	6-month JPY-LIBOR	Semi-Annual	0.336	Semi-Annual	02/08/34	JPY	860,000	(92)	(92)
Receive	6-month JPY-LIBOR	Semi-Annual	0.295	Semi-Annual	06/17/39	JPY	5,440,000	854	854
Receive	6-month JPY-LIBOR	Semi-Annual	0.167	Semi-Annual	08/08/39	JPY	3,930,000	1,463	1,463
Receive	6-month JPY-LIBOR	Semi-Annual	0.225	Semi-Annual	12/22/40	JPY	3,340,000	1,163	1,163
Receive	6-month JPY-LIBOR	Semi-Annual	0.715	Semi-Annual	03/21/44	JPY	3,980,000	(1,076)	(1,076)
Receive	6-month JPY-LIBOR	Semi-Annual	0.201	Semi-Annual	08/28/44	JPY	1,960,000	1,291	1,291
Receive	6-month JPY-LIBOR	Semi-Annual	0.371	Semi-Annual	01/30/45	JPY	2,810,000	1,098	1,098
Receive	3-month USD-LIBOR	Quarterly	1.771	Semi-Annual	07/12/23	USD	8,280,000	(107,621)	(107,621)
Receive	3-month USD-LIBOR	Quarterly	0.623	Semi-Annual	04/14/25	USD	1,180,000	8,314	8,314
Receive	3-month USD-LIBOR	Quarterly	0.820	Semi-Annual	09/08/25	USD	540,000	2,045	2,045
Receive	3-month USD-LIBOR	Quarterly	1.548	Semi-Annual	02/25/26	USD	830,000	4,255	4,255
Receive	3-month USD-LIBOR	Quarterly	1.710	Semi-Annual	03/06/26	USD	620,000	2,260	2,260
Receive	3-month USD-LIBOR	Quarterly	1.347	Semi-Annual	03/22/27	USD	380,000	2,245	2,245
Receive	3-month USD-LIBOR	Quarterly	0.652	Semi-Annual	04/20/27	USD	120,000	4,982	4,982
Receive	3-month USD-LIBOR	Quarterly	0.512	Semi-Annual	08/17/27	USD	1,700,000	87,422	87,422
Receive	3-month USD-LIBOR	Quarterly	0.495	Semi-Annual	08/19/27	USD	150,000	7,886	7,886
Receive	3-month USD-LIBOR	Quarterly	0.845	Semi-Annual	11/15/27	USD	1,400,000	48,254	48,254
Receive	3-month USD-LIBOR	Quarterly	1.271	Semi-Annual	02/15/28	USD	1,350,000	17,071	17,071
Receive	3-month USD-LIBOR	Quarterly	1.631	Semi-Annual	02/10/30	USD	300,000	939	939
Receive	3-month USD-LIBOR	Quarterly	0.648	Semi-Annual	06/02/30	USD	440,000	40,360	40,360
Receive	3-month USD-LIBOR	Quarterly	0.680	Semi-Annual	09/16/30	USD	610,000	57,335	57,335
Receive	3-month USD-LIBOR	Quarterly	0.672	Semi-Annual	10/09/30	USD	610,000	58,464	58,464
Receive	Secured Overnight Financing Rate	Annual	0.537	Annual	10/20/30	USD	1,250,000	104,994	104,994
Receive	Secured Overnight Financing Rate	Quarterly	0.533	Quarterly	10/21/30	USD	21,996	(1,875)	(1,875)
Receive	3-month USD-LIBOR	Quarterly	0.898	Semi-Annual	10/27/30	USD	250,000	19,054	19,054
Receive	3-month USD-LIBOR	Quarterly	0.652	Semi-Annual	11/04/30	USD	600,000	59,358	59,358
Receive	3-month USD-LIBOR	Quarterly	0.885	Semi-Annual	11/05/30	USD	530,000	41,217	41,217
Receive	3-month USD-LIBOR	Quarterly	0.950	Semi-Annual	11/12/30	USD	330,000	23,804	23,804
Receive	3-month USD-LIBOR	Quarterly	1.777	Semi-Annual	11/15/30	USD	990,000	–	–
Receive	3-month USD-LIBOR	Quarterly	0.920	Semi-Annual	12/10/30	USD	450,000	34,204	34,204
Receive	3-month USD-LIBOR	Quarterly	0.962	Semi-Annual	12/11/30	USD	270,000	19,488	19,488
Receive	3-month USD-LIBOR	Quarterly	0.953	Semi-Annual	12/30/30	USD	310,000	22,882	22,882
Receive	3-month USD-LIBOR	Quarterly	1.017	Semi-Annual	01/08/31	USD	300,000	20,505	20,505
Receive	3-month USD-LIBOR	Quarterly	1.036	Semi-Annual	01/08/31	USD	300,000	19,977	19,977
Receive	3-month USD-LIBOR	Quarterly	1.055	Semi-Annual	01/11/31	USD	290,000	18,856	18,856
Receive	3-month USD-LIBOR	Quarterly	1.085	Semi-Annual	01/11/31	USD	300,000	18,659	18,659
Receive	3-month USD-LIBOR	Quarterly	1.091	Semi-Annual	01/12/31	USD	310,000	19,109	19,109
Receive	3-month USD-LIBOR	Quarterly	1.101	Semi-Annual	01/12/31	USD	25,000	1,519	1,519
Receive	3-month USD-LIBOR	Quarterly	1.127	Semi-Annual	01/12/31	USD	155,000	9,037	9,037
Receive	3-month USD-LIBOR	Quarterly	1.125	Semi-Annual	01/13/31	USD	310,000	18,133	18,133
Receive	3-month USD-LIBOR	Quarterly	1.184	Semi-Annual	01/14/31	USD	160,000	8,491	8,491
Receive	3-month USD-LIBOR	Quarterly	1.187	Semi-Annual	01/14/31	USD	300,000	15,837	15,837
Receive	3-month USD-LIBOR	Quarterly	1.167	Semi-Annual	02/04/31	USD	310,000	17,186	17,186
Receive	3-month USD-LIBOR	Quarterly	1.193	Semi-Annual	02/05/31	USD	155,000	8,229	8,229
Receive	3-month USD-LIBOR	Quarterly	1.194	Semi-Annual	02/05/31	USD	155,000	8,215	8,215
Receive	3-month USD-LIBOR	Quarterly	1.230	Semi-Annual	02/08/31	USD	310,000	15,438	15,438
Receive	3-month USD-LIBOR	Quarterly	1.257	Semi-Annual	02/09/31	USD	190,000	8,983	8,983
Receive	3-month USD-LIBOR	Quarterly	1.393	Semi-Annual	02/18/31	USD	155,000	5,393	5,393
Receive	3-month USD-LIBOR	Quarterly	1.411	Semi-Annual	02/18/31	USD	155,000	5,140	5,140
Receive	3-month USD-LIBOR	Quarterly	1.508	Semi-Annual	02/26/31	USD	310,000	7,546	7,546
Receive	3-month USD-LIBOR	Quarterly	1.592	Semi-Annual	03/01/31	USD	310,000	5,111	5,111
Receive	3-month USD-LIBOR	Quarterly	1.571	Semi-Annual	03/08/31	USD	320,000	5,956	5,956
Receive	3-month USD-LIBOR	Quarterly	1.636	Semi-Annual	03/08/31	USD	160,000	1,993	1,993
Receive	3-month USD-LIBOR	Quarterly	1.646	Semi-Annual	03/08/31	USD	160,000	1,850	1,850
Receive	3-month USD-LIBOR	Quarterly	1.656	Semi-Annual	03/09/31	USD	270,000	2,872	2,872
Receive	3-month USD-LIBOR	Quarterly	1.682	Semi-Annual	03/09/31	USD	160,000	1,312	1,312
Receive	3-month USD-LIBOR	Quarterly	1.686	Semi-Annual	03/09/31	USD	160,000	1,252	1,252
Receive	3-month USD-LIBOR	Quarterly	1.703	Semi-Annual	03/09/31	USD	320,000	1,992	1,992
Receive	3-month USD-LIBOR	Quarterly	2.788	Semi-Annual	03/10/31	USD	1,312,000	(125,618)	(125,618)
Receive	3-month USD-LIBOR	Quarterly	1.662	Semi-Annual	03/16/31	USD	160,000	1,640	1,640
Receive	3-month USD-LIBOR	Quarterly	1.679	Semi-Annual	03/19/31	USD	160,000	1,391	1,391
Receive	3-month USD-LIBOR	Quarterly	2.504	Semi-Annual	03/20/31	USD	403,000	1,127	1,127
Receive	3-month USD-LIBOR	Quarterly	1.759	Semi-Annual	03/22/31	USD	160,000	195	195
Receive	3-month USD-LIBOR	Quarterly	1.774	Semi-Annual	03/22/31	USD	160,000	(32)	(32)

PORTFOLIO OF INVESTMENTS
VY® BlackRock Inflation Protected Bond Portfolio	as of March 31, 2021 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	3-month USD-LIBOR	Quarterly	1.776%	Semi-Annual	03/22/31	USD	160,000	$(62)	$(62)
Receive	3-month USD-LIBOR	Quarterly	1.734	Semi-Annual	03/24/31	USD	210,000	758	758
Receive	3-month USD-LIBOR	Quarterly	1.803	Semi-Annual	04/01/31	USD	160,000	(419)	(419)
Receive	3-month USD-LIBOR	Quarterly	1.805	Semi-Annual	04/01/31	USD	250,000	(714)	(714)
Receive	3-month USD-LIBOR	Quarterly	1.781	Semi-Annual	04/06/31	USD	300,000	–	–
Receive	3-month USD-LIBOR	Quarterly	1.782	Semi-Annual	04/06/31	USD	160,000	–	–
Receive	3-month USD-LIBOR	Quarterly	1.790	Semi-Annual	04/06/31	USD	300,000	–	–
Receive	3-month USD-LIBOR	Quarterly	0.761	Semi-Annual	06/03/31	USD	138,000	13,742	13,742
Receive	3-month USD-LIBOR	Quarterly	1.594	Semi-Annual	02/22/32	USD	550,000	20,881	20,881
Receive	3-month USD-LIBOR	Quarterly	1.621	Semi-Annual	02/22/32	USD	275,000	9,749	9,749
Receive	3-month USD-LIBOR	Quarterly	1.110	Semi-Annual	03/08/32	USD	265,000	22,228	22,228
Receive	3-month USD-LIBOR	Quarterly	0.760	Semi-Annual	05/03/32	USD	800,000	95,799	95,799
Receive	3-month USD-LIBOR	Quarterly	0.765	Semi-Annual	05/04/32	USD	820,000	97,861	97,861
Receive	3-month USD-LIBOR	Quarterly	0.770	Semi-Annual	05/06/32	USD	750,000	89,241	89,241
Receive	3-month USD-LIBOR	Quarterly	2.325	Semi-Annual	06/24/34	USD	70,000	1,015	1,015
Receive	3-month USD-LIBOR	Quarterly	1.645	Semi-Annual	08/22/34	USD	300,000	22,893	22,893
Receive	3-month USD-LIBOR	Quarterly	1.907	Semi-Annual	10/21/34	USD	320,000	17,467	17,467
Receive	3-month USD-LIBOR	Quarterly	1.921	Semi-Annual	10/22/34	USD	300,000	16,005	16,005
Receive	3-month USD-LIBOR	Quarterly	1.976	Semi-Annual	10/23/34	USD	145,000	7,035	7,035
Receive	3-month USD-LIBOR	Quarterly	1.982	Semi-Annual	10/23/34	USD	145,000	6,965	6,965
Receive	3-month USD-LIBOR	Quarterly	2.111	Semi-Annual	11/12/34	USD	70,000	2,600	2,600
Receive	3-month USD-LIBOR	Quarterly	0.973	Semi-Annual	08/17/40	USD	150,000	29,099	29,099
Receive	3-month USD-LIBOR	Quarterly	2.110	Semi-Annual	11/15/44	USD	90,000	2,477	2,477
Receive	3-month USD-LIBOR	Quarterly	1.887	Semi-Annual	02/15/47	USD	320,000	21,404	21,404
Receive	3-month USD-LIBOR	Quarterly	2.000	Semi-Annual	02/15/47	USD	490,000	21,404	21,404
Receive	3-month USD-LIBOR	Quarterly	2.021	Semi-Annual	02/15/47	USD	470,000	18,530	18,530
Receive	3-month USD-LIBOR	Quarterly	2.071	Semi-Annual	02/15/47	USD	470,000	13,746	13,746
Receive	3-month USD-LIBOR	Quarterly	2.378	Semi-Annual	07/05/49	USD	140,000	8	8
Receive	3-month USD-LIBOR	Quarterly	1.709	Semi-Annual	08/16/49	USD	130,000	5,458	5,458
Receive	3-month USD-LIBOR	Quarterly	1.667	Semi-Annual	08/17/49	USD	100,000	4,465	4,465
Receive	3-month USD-LIBOR	Quarterly	1.100	Semi-Annual	11/25/50	USD	160,000	40,250	40,250
Receive	3-month USD-LIBOR	Quarterly	1.090	Semi-Annual	06/20/52	USD	160,000	43,750	43,750
Receive	3-month USD-LIBOR	Quarterly	1.136	Semi-Annual	06/20/52	USD	160,000	42,091	42,091
Receive	3-month USD-LIBOR	Quarterly	0.881	Semi-Annual	07/12/53	USD	160,000	53,041	53,041
								$1,394,656	$1,394,656

At March 31, 2021, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.231%	At Termination Date	02/15/26	EUR	2,295,000	$(34,227)	$(34,264)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.108	At Termination Date	12/15/30	EUR	1,065,000	(53,931)	(53,982)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.225	At Termination Date	01/15/31	EUR	535,000	(19,052)	(19,078)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.445	At Termination Date	03/15/31	EUR	1,105,000	(7,712)	(7,712)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.414	At Termination Date	02/15/36	EUR	670,000	(26,339)	(26,365)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.490	At Termination Date	03/15/29	GBP	1,390,000	24,697	24,697
Pay	U.K. RPI All Items Monthly	At Termination Date	3.574	At Termination Date	10/15/30	GBP	1,415,000	(36,723)	(38,190)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.510	At Termination Date	12/15/30	GBP	1,150,000	(41,305)	(41,370)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.630	At Termination Date	02/15/31	GBP	1,440,000	(31,433)	(31,433)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.360	At Termination Date	10/15/39	GBP	2,025,000	(80,578)	(80,578)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.310	At Termination Date	01/15/40	GBP	900,000	(69,149)	(69,149)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.341	At Termination Date	01/15/40	GBP	800,000	(50,987)	(50,987)

PORTFOLIO OF INVESTMENTS
VY® BlackRock Inflation Protected Bond Portfolio	as of March 31, 2021 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.336%	At Termination Date	11/15/40	GBP	310,000	$(33,738)	$(33,759)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.560	At Termination Date	03/15/41	GBP	330,000	(5,626)	(5,626)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.573	At Termination Date	03/15/41	GBP	335,000	(3,800)	(3,800)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.270	At Termination Date	10/15/44	GBP	1,560,000	(112,079)	(112,079)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.220	At Termination Date	01/15/45	GBP	700,000	(81,131)	(81,131)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.239	At Termination Date	01/15/45	GBP	600,000	(62,994)	(62,994)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.325	At Termination Date	03/01/26	USD	2,710,000	(29,996)	(29,996)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.848	At Termination Date	08/10/30	USD	780,000	(61,362)	(61,393)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.008	At Termination Date	09/04/30	USD	360,000	(21,186)	(21,201)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.949	At Termination Date	09/18/30	USD	625,000	(39,318)	(39,343)
Pay	1-day Overnight Fed Funds Effective Rate	At Termination Date	0.555	At Termination Date	10/20/30	USD	1,250,000	(108,448)	(108,448)
Pay	1-day Overnight Fed Funds Effective Rate	At Termination Date	0.562	At Termination Date	10/21/30	USD	21,996	1,912	1,912
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.192	At Termination Date	12/31/30	USD	660,000	(22,584)	(22,611)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.329	At Termination Date	01/26/31	USD	650,000	(12,871)	(12,897)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.290	At Termination Date	03/15/29	EUR	1,980,000	(8,941)	(8,941)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.294	At Termination Date	02/15/31	EUR	2,135,000	59,705	59,602
Receive	U.K. RPI All Items Monthly	At Termination Date	3.530	At Termination Date	10/15/25	GBP	1,415,000	7,240	6,673
Receive	U.K. RPI All Items Monthly	At Termination Date	3.578	At Termination Date	02/15/26	GBP	1,440,000	12,186	12,186
Receive	U.K. RPI All Items Monthly	At Termination Date	3.640	At Termination Date	03/15/26	GBP	1,870,000	70	70
Receive	U.K. RPI All Items Monthly	At Termination Date	3.384	At Termination Date	12/15/30	GBP	415,000	23,957	23,934
Receive	U.K. RPI All Items Monthly	At Termination Date	3.422	At Termination Date	01/15/31	GBP	400,000	23,790	23,778
Receive	U.K. RPI All Items Monthly	At Termination Date	3.428	At Termination Date	01/15/31	GBP	410,000	23,995	23,972
Receive	U.K. RPI All Items Monthly	At Termination Date	3.420	At Termination Date	10/15/34	GBP	2,025,000	12,865	12,865
Receive	U.K. RPI All Items Monthly	At Termination Date	3.360	At Termination Date	01/15/35	GBP	900,000	34,454	34,454
Receive	U.K. RPI All Items Monthly	At Termination Date	3.390	At Termination Date	01/15/35	GBP	800,000	23,690	23,690
Receive	U.K. RPI All Items Monthly	At Termination Date	3.160	At Termination Date	10/15/49	GBP	1,560,000	195,902	195,902
Receive	U.K. RPI All Items Monthly	At Termination Date	3.111	At Termination Date	01/15/50	GBP	700,000	124,502	124,502
Receive	U.K. RPI All Items Monthly	At Termination Date	3.133	At Termination Date	01/15/50	GBP	600,000	97,100	97,100
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.205	At Termination Date	03/21/22	USD	5,100,000	(38,602)	(38,602)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.890	At Termination Date	06/29/22	USD	6,700,000	86,930	86,930
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.713	At Termination Date	08/21/22	USD	9,230,000	239,820	239,820
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.260	At Termination Date	05/03/23	USD	9,000,000	(73,475)	(73,475)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.211	At Termination Date	10/26/23	USD	2,500,000	(5,362)	(5,362)

PORTFOLIO OF INVESTMENTS
VY® BlackRock Inflation Protected Bond Portfolio	as of March 31, 2021 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.957%	At Termination Date	02/06/24	USD	12,000,000	$173,337	$173,337
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.339	At Termination Date	02/17/24	USD	5,300,000	40,518	40,518
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.991	At Termination Date	03/04/24	USD	3,000,000	44,051	44,051
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.248	At Termination Date	03/21/24	USD	4,900,000	(19,666)	(19,666)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.023	At Termination Date	05/02/24	USD	3,500,000	52,653	52,653
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.829	At Termination Date	07/31/24	USD	600,000	13,844	13,844
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.706	At Termination Date	08/12/24	USD	1,300,000	39,454	39,454
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.351	At Termination Date	09/28/24	USD	7,400,000	(70,143)	(70,143)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.945	At Termination Date	03/12/25	USD	1,650,000	117,097	117,097
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.908	At Termination Date	05/24/25	USD	4,500,000	122,398	122,398
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.783	At Termination Date	11/04/25	USD	1,300,000	53,795	53,748
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.098	At Termination Date	11/29/25	USD	1,600,000	22,263	22,263
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.300	At Termination Date	02/25/26	USD	2,790,000	35,693	35,693
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.477	At Termination Date	03/25/26	USD	1,375,000	3,729	3,729
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.534	At Termination Date	04/01/26	USD	16,750,000	(6,963)	(6,963)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.853	At Termination Date	06/28/26	USD	450,000	15,928	15,928
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.249	At Termination Date	10/30/28	USD	1,195,000	10,031	10,031
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.250	At Termination Date	03/11/30	USD	360,000	42,137	42,137
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.285	At Termination Date	05/05/30	USD	4,860,000	562,811	562,811
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.983	At Termination Date	10/13/30	USD	1,430,000	81,309	81,251
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.313	At Termination Date	03/01/31	USD	2,710,000	52,974	52,974
								$1,207,116	$1,204,466

At March 31, 2021, the following OTC inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.560%	At Termination Date	01/15/23	USD	10,250,000	$414,930	$–	$414,930
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.660	At Termination Date	09/22/23	USD	5,500,000	227,994	–	227,994
									$642,924	$–	$642,924

PORTFOLIO OF INVESTMENTS
VY® BlackRock Inflation Protected Bond Portfolio	as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value
90-Day Eurodollar	Put	09/10/21	99.50	USD	39	9,731,475	$12,251	$53,381
90-Day Eurodollar	Put	09/10/21	99.63	USD	39	9,731,475	2,258	8,044
U.S. Treasury 10-Year Note	Put	05/21/21	131.00	USD	27	3,535,313	31,260	29,109
U.S. Treasury 10-Year Note	Call	04/02/21	132.50	USD	11	1,440,313	1,397	172
							$47,166	$90,706

At March 31, 2021, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
90-Day Eurodollar	Put	09/10/21	99.38	USD	39	USD	9,731,475	$7,737	$(43,144)
90-Day Eurodollar	Put	09/10/21	99.75	USD	39	USD	9,731,475	4,324	(14,137)
U.S. Treasury 10-Year Note	Call	05/21/21	134.00	USD	6	USD	785,625	4,848	(844)
								$16,909	$(58,125)

At March 31, 2021, the following OTC purchased foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value

Call EUR vs. Put GBP	Citibank N.A.	08/06/21	0 .880	EUR	625,000	$14,122	$4,153
						$14,122	$4,153

At March 31, 2021, the following OTC purchased interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.950%	3-month USD-LIBOR	03/12/24	USD	870,000	$39,215	$64,152
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.978%	3-month USD-LIBOR	03/07/24	USD	874,500	40,205	65,984
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.052%	3-month USD-LIBOR	01/10/29	USD	220,000	12,430	17,170
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.083%	3-month USD-LIBOR	01/29/29	USD	220,000	12,496	17,509
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.088%	3-month USD-LIBOR	12/06/38	USD	570,000	26,505	48,234
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	1.492%	3-month USD-LIBOR	02/25/25	USD	550,000	28,889	9,934
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.824%	3-month USD-LIBOR	01/31/39	USD	120,000	6,149	8,915
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.978%	3-month USD-LIBOR	01/31/29	USD	100,000	5,780	7,457
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD	10,000	493	805
Call on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.890%	3-month USD-LIBOR	04/30/25	USD	360,000	19,422	3,507
Call on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.423%	3-month USD-LIBOR	06/05/25	USD	255,000	13,668	4,429
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.283%	3-month USD-LIBOR	06/04/25	USD	255,000	13,796	3,827
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.860%	3-month USD-LIBOR	02/22/39	USD	232,500	11,503	17,587
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD	200,000	9,400	16,105
Call on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.037%	3-month USD-LIBOR	01/11/29	USD	220,000	12,523	17,010

PORTFOLIO OF INVESTMENTS
VY® BlackRock Inflation Protected Bond Portfolio	as of March 31, 2021 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 1-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.595%	3-month USD-LIBOR	02/24/25	USD	4,800,000	$25,964	$18,002
Call on 1-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.710%	3-month USD-LIBOR	03/04/25	USD	7,150,000	38,610	30,182
Call on 1-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	1.620%	3-month USD-LIBOR	02/24/25	USD	8,780,000	48,805	33,819
Call on 20-Year interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	0.780%	6-month JPY-LIBOR	04/16/21	JPY	18,900,000	5,916	11,322
Call on 20-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	0.780%	6-month JPY-LIBOR	04/16/21	JPY	1,670,000	500	1,025
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.100%	6-month JPY-LIBOR	06/29/22	JPY	692,890,000	94,254	382
Put on 10-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	2.250%	3-month USD-LIBOR	08/08/22	USD	960,000	22,728	27,245
Put on 10-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	2.950%	3-month USD-LIBOR	03/12/24	USD	870,000	39,215	25,331
Put on 10-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	2.978%	3-month USD-LIBOR	03/07/24	USD	874,500	40,205	24,695
Put on 10-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	3.052%	3-month USD-LIBOR	01/10/29	USD	220,000	12,430	10,228
Put on 10-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	3.083%	3-month USD-LIBOR	01/29/29	USD	220,000	12,496	10,028
Put on 10-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	3.088%	3-month USD-LIBOR	12/06/38	USD	570,000	26,505	23,174
Put on 10-Year Interest Rate Swap(4)	Citibank N.A.	Pay	1.492%	3-month USD-LIBOR	02/25/25	USD	550,000	28,889	61,209
Put on 10-Year Interest Rate Swap(4)	Citibank N.A.	Pay	2.824%	3-month USD-LIBOR	01/31/39	USD	120,000	6,025	5,622
Put on 10-Year Interest Rate Swap(4)	Citibank N.A.	Pay	2.978%	3-month USD-LIBOR	01/31/29	USD	100,000	5,778	4,894
Put on 10-Year Interest Rate Swap(4)	Citibank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD	10,000	461	434
Put on 10-Year Interest Rate Swap(4)	Deutsche Bank AG	Pay	0.890%	3-month USD-LIBOR	04/30/25	USD	360,000	19,422	56,231
Put on 10-Year Interest Rate Swap(4)	Deutsche Bank AG	Pay	1.423%	3-month USD-LIBOR	06/05/25	USD	255,000	13,668	30,097
Put on 10-Year Interest Rate Swap(4)	Goldman Sachs International	Pay	1.283%	3-month USD-LIBOR	06/04/25	USD	255,000	13,796	32,569
Put on 10-Year Interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	2.250%	3-month USD-LIBOR	08/02/22	USD	950,000	25,650	26,644
Put on 10-Year Interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	2.860%	3-month USD-LIBOR	02/22/39	USD	232,500	11,503	10,673
Put on 10-Year Interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD	200,000	9,400	8,677
Put on 10-Year Interest Rate Swap(4)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/13/24	USD	930,000	41,811	44,380
Put on 10-Year Interest Rate Swap(4)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/20/24	USD	930,000	37,600	44,574
Put on 10-Year Interest Rate Swap(4)	Morgan Stanley & Co. International PLC	Pay	3.037%	3-month USD-LIBOR	01/11/29	USD	220,000	12,524	10,337
Put on 1-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	1.595%	3-month USD-LIBOR	02/24/25	USD	4,800,000	23,859	40,407
Put on 1-Year Interest Rate Swap(4)	Deutsche Bank AG	Pay	1.710%	3-month USD-LIBOR	03/04/25	USD	7,150,000	38,610	56,206
Put on 1-Year Interest Rate Swap(4)	Morgan Stanley & Co. International PLC	Pay	1.620%	3-month USD-LIBOR	02/24/25	USD	8,780,000	48,649	72,685
Put on 20-Year interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	3,300,000	521	–
Put on 20-Year interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	3,300,000	521	–
Put on 20-Year interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	18,900,000	5,916	–
Put on 20-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	1,670,000	500	–
Put on 30-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	2.850%	3-month USD-LIBOR	05/09/22	USD	1,170,000	67,934	32,336

PORTFOLIO OF INVESTMENTS
VY® BlackRock Inflation Protected Bond Portfolio	as of March 31, 2021 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 30-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	3.800%	3-month USD-LIBOR	06/07/21	USD	830,000	$32,380	$46
								$1,065,519	$1,056,079

At March 31, 2021, the following OTC written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year interest Rate Swap(4)	Barclays Bank PLC	Pay	3.050%	3-month USD-LIBOR	03/12/29	USD	700,000	$37,135	$(54,572)
Call on 10-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	1.225%	3-month USD-LIBOR	12/15/22	USD	855,000	27,959	(7,215)
Call on 10-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	1.248%	3-month USD-LIBOR	01/27/22	USD	600,000	14,130	(3,236)
Call on 10-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	1.350%	3-month USD-LIBOR	02/22/22	USD	1,615,000	25,517	(11,667)
Call on 10-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	1.438%	3-month USD-LIBOR	01/09/23	USD	870,000	28,362	(10,531)
Call on 10-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	1.530%	3-month USD-LIBOR	09/08/21	USD	1,615,000	18,463	(11,592)
Call on 10-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	1.620%	3-month USD-LIBOR	02/18/22	USD	580,000	15,385	(7,535)
Call on 10-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	2.012%	3-month USD-LIBOR	03/01/23	USD	900,000	34,290	(25,668)
Call on 10-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	2.025%	3-month USD-LIBOR	03/03/23	USD	230,000	8,602	(6,662)
Call on 10-Year Interest Rate Swap(4)	BNP Paribas	Pay	0.715%	3-month USD-LIBOR	06/29/21	USD	555,000	14,506	(78)
Call on 10-Year Interest Rate Swap(4)	BNP Paribas	Pay	1.982%	3-month USD-LIBOR	03/02/23	USD	460,000	16,951	(12,577)
Call on 10-Year Interest Rate Swap(4)	Citibank N.A.	Pay	1.254%	3-month USD-LIBOR	12/30/22	USD	470,000	15,498	(4,201)
Call on 10-Year Interest Rate Swap(4)	Deutsche Bank AG	Pay	0.717%	3-month USD-LIBOR	04/16/21	USD	255,000	7,038	–
Call on 10-Year Interest Rate Swap(4)	Deutsche Bank AG	Pay	0.740%	3-month USD-LIBOR	05/02/22	USD	550,000	19,030	(1,282)
Call on 10-Year Interest Rate Swap(4)	Deutsche Bank AG	Pay	0.742%	3-month USD-LIBOR	06/25/21	USD	555,000	14,610	(75)
Call on 10-Year Interest Rate Swap(4)	Deutsche Bank AG	Pay	0.746%	3-month USD-LIBOR	06/02/21	USD	1,090,000	27,332	(50)
Call on 10-Year Interest Rate Swap(4)	Deutsche Bank AG	Pay	0.765%	3-month USD-LIBOR	04/15/21	USD	255,000	6,993	–
Call on 10-Year Interest Rate Swap(4)	Deutsche Bank AG	Pay	0.900%	3-month USD-LIBOR	09/30/21	USD	540,000	1,890	(627)
Call on 10-Year Interest Rate Swap(4)	Deutsche Bank AG	Pay	1.000%	3-month USD-LIBOR	01/27/22	USD	660,000	9,042	(2,006)
Call on 10-Year Interest Rate Swap(4)	Deutsche Bank AG	Pay	1.040%	3-month USD-LIBOR	01/20/22	USD	1,615,000	21,843	(5,232)
Call on 10-Year Interest Rate Swap(4)	Deutsche Bank AG	Pay	1.064%	3-month USD-LIBOR	10/11/22	USD	460,000	15,473	(2,783)
Call on 10-Year Interest Rate Swap(4)	Goldman Sachs International	Pay	1.233%	3-month USD-LIBOR	12/16/22	USD	427,500	13,979	(3,655)
Call on 10-Year Interest Rate Swap(4)	Goldman Sachs International	Pay	1.245%	3-month USD-LIBOR	12/16/22	USD	427,500	13,979	(3,730)
Call on 10-Year Interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	1.570%	3-month USD-LIBOR	01/12/23	USD	450,000	15,188	(6,685)
Call on 10-Year Interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	1.975%	3-month USD-LIBOR	03/02/23	USD	460,000	16,859	(12,457)
Call on 10-Year Interest Rate Swap(4)	Morgan Stanley & Co. International PLC	Pay	0.743%	3-month USD-LIBOR	04/19/21	USD	820,000	22,775	–
Call on 2-Year Interest Rate Swap(4)	Citibank N.A.	Pay	0.518%	3-month USD-LIBOR	03/03/22	USD	3,045,000	8,869	(6,828)

PORTFOLIO OF INVESTMENTS
VY® BlackRock Inflation Protected Bond Portfolio	as of March 31, 2021 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 2-Year Interest Rate Swap(4)	Deutsche Bank AG	Pay	0.508%	3-month USD-LIBOR	03/01/22	USD	5,910,000	$18,543	$(12,849)
Call on 2-Year Interest Rate Swap(4)	Deutsche Bank AG	Pay	0.562%	3-month USD-LIBOR	03/21/22	USD	3,045,000	10,239	(7,892)
Call on 2-Year Interest Rate Swap(4)	Deutsche Bank AG	Pay	0.568%	3-month USD-LIBOR	03/23/22	USD	5,960,000	19,370	(15,751)
Call on 2-Year Interest Rate Swap(4)	Goldman Sachs International	Pay	0.405%	3-month USD-LIBOR	02/23/22	USD	4,490,000	10,978	(6,323)
Call on 2-Year Interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.485%	3-month USD-LIBOR	03/02/22	USD	8,890,000	25,559	(17,613)
Put on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	3.050%	3-month USD-LIBOR	03/12/29	USD	700,000	37,135	(32,706)
Put on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	3.870%	3-month USD-LIBOR	06/07/21	USD	1,770,000	34,676	(44)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.000%	3-month USD-LIBOR	06/01/21	USD	2,320,000	34,974	(179,136)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.050%	3-month USD-LIBOR	06/11/21	USD	540,000	7,695	(39,654)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.225%	3-month USD-LIBOR	12/15/22	USD	855,000	27,959	(84,250)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.248%	3-month USD-LIBOR	01/27/22	USD	600,000	14,130	(44,461)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.438%	3-month USD-LIBOR	01/09/23	USD	870,000	28,362	(73,034)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.600%	3-month USD-LIBOR	03/04/22	USD	583,000	9,619	(29,691)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.620%	3-month USD-LIBOR	02/18/22	USD	580,000	15,385	(28,144)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.850%	3-month USD-LIBOR	02/22/22	USD	1,615,000	28,424	(56,837)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.012%	3-month USD-LIBOR	03/01/23	USD	900,000	34,290	(45,715)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.025%	3-month USD-LIBOR	03/03/23	USD	230,000	8,602	(11,565)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.030%	3-month USD-LIBOR	09/08/21	USD	1,615,000	21,750	(23,473)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.100%	3-month USD-LIBOR	01/06/22	USD	900,000	20,644	(18,790)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.150%	3-month USD-LIBOR	01/10/22	USD	890,000	20,692	(17,209)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	05/09/22	USD	2,550,000	73,975	(27,917)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	08/08/22	USD	960,000	11,568	(13,867)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.250%	3-month USD-LIBOR	08/08/22	USD	960,000	5,712	(7,123)
Put on 10-Year Interest Rate Swap(1)	BNP Paribas	Receive	0.715%	3-month USD-LIBOR	06/29/21	USD	555,000	14,506	(58,693)
Put on 10-Year Interest Rate Swap(1)	BNP Paribas	Receive	1.982%	3-month USD-LIBOR	03/02/23	USD	460,000	16,951	(24,164)
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	1.254%	3-month USD-LIBOR	12/30/22	USD	470,000	15,498	(45,698)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.717%	3-month USD-LIBOR	04/16/21	USD	255,000	7,038	(25,780)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.740%	3-month USD-LIBOR	05/02/22	USD	550,000	19,030	(68,170)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.742%	3-month USD-LIBOR	06/25/21	USD	555,000	14,610	(57,229)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.746%	3-month USD-LIBOR	06/02/21	USD	1,090,000	27,332	(110,178)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.765%	3-month USD-LIBOR	04/15/21	USD	255,000	6,993	(24,620)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.064%	3-month USD-LIBOR	10/11/22	USD	460,000	15,473	(49,275)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.150%	3-month USD-LIBOR	01/10/22	USD	320,000	4,832	(25,868)

PORTFOLIO OF INVESTMENTS
VY® BlackRock Inflation Protected Bond Portfolio	as of March 31, 2021 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.350%	3-month USD-LIBOR	07/12/21	USD	3,090,000	$37,080	$(151,884)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.450%	3-month USD-LIBOR	09/30/21	USD	1,080,000	7,712	(52,532)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.500%	3-month USD-LIBOR	01/27/22	USD	660,000	9,042	(36,217)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.540%	3-month USD-LIBOR	01/20/22	USD	1,615,000	21,843	(83,418)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.600%	3-month USD-LIBOR	02/28/22	USD	600,000	10,950	(30,326)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.600%	3-month USD-LIBOR	03/03/22	USD	600,000	10,680	(30,526)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.600%	3-month USD-LIBOR	03/04/22	USD	930,000	15,624	(47,364)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.233%	3-month USD-LIBOR	12/16/22	USD	427,500	13,979	(41,888)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.245%	3-month USD-LIBOR	12/16/22	USD	427,500	13,979	(41,473)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	1.570%	3-month USD-LIBOR	01/12/23	USD	450,000	15,188	(33,730)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	1.975%	3-month USD-LIBOR	03/02/23	USD	460,000	16,859	(24,338)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.750%	3-month USD-LIBOR	08/02/22	USD	950,000	13,015	(13,507)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	3.250%	3-month USD-LIBOR	08/02/22	USD	950,000	6,222	(6,916)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	0.743%	3-month USD-LIBOR	04/19/21	USD	820,000	22,775	(80,937)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.250%	3-month USD-LIBOR	08/20/24	USD	980,000	29,054	(59,984)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/13/24	USD	930,000	25,539	(28,035)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/20/24	USD	930,000	22,714	(28,195)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/13/24	USD	930,000	15,565	(17,362)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/20/24	USD	930,000	13,630	(17,482)
Put on 1-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.150%	3-month USD-LIBOR	05/28/21	USD	14,860,000	41,682	–
Put on 1-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.350%	3-month USD-LIBOR	05/17/21	USD	10,930,000	21,669	–
Put on 1-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.400%	3-month USD-LIBOR	06/01/21	USD	18,400,000	33,304	–
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	06/14/21	EUR	1,010,000	2,747	(1)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	06/14/21	EUR	1,040,000	2,873	(2)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	06/25/21	EUR	1,140,000	2,605	(3)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.050%	6-month EUR-EURIBOR	06/10/21	EUR	2,310,000	5,817	(2)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.110%	6-month EUR-EURIBOR	05/17/21	EUR	2,262,400	7,485	–
Put on 2-Year interest Rate Swap(5)	Citibank N.A.	Receive	0.000%	6-month EUR-EURIBOR	06/21/21	EUR	1,220,000	2,973	(2)
Put on 2-Year interest Rate Swap(5)	Goldman Sachs International	Receive	0.000%	6-month EUR-EURIBOR	06/18/21	EUR	1,040,000	2,410	(2)
Put on 2-Year interest Rate Swap(5)	Goldman Sachs International	Receive	0.160%	6-month EUR-EURIBOR	04/12/21	EUR	3,490,000	11,750	–
Put on 2-Year interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Receive	0.080%	6-month EUR-EURIBOR	05/31/21	EUR	1,490,000	4,347	–
Put on 2-Year interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Receive	0.150%	6-month EUR-EURIBOR	04/19/21	EUR	3,460,000	12,434	–
Put on 2-Year interest Rate Swap(1)	Citibank N.A.	Receive	0.518%	3-month USD-LIBOR	03/03/22	USD	3,045,000	8,869	(13,415)

PORTFOLIO OF INVESTMENTS
VY® BlackRock Inflation Protected Bond Portfolio	as of March 31, 2021 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	0.562%	3-month USD-LIBOR	03/21/22	USD	3,045,000	$10,239	$(13,354)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	07/01/21	EUR	1,210,000	2,499	(4)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	07/19/21	EUR	1,240,000	2,269	(10)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.050%	6-month EUR-EURIBOR	07/02/21	EUR	1,180,000	2,489	(6)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	0.120%	6-month EUR-EURIBOR	04/08/21	EUR	6,960,000	26,460	–
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.150%	6-month EUR-EURIBOR	08/09/21	EUR	2,780,000	3,847	(111)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.150%	6-month EUR-EURIBOR	08/09/21	EUR	1,570,000	2,128	(63)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.250%	6-month EUR-EURIBOR	09/03/21	EUR	5,030,000	8,276	(575)
Put on 2-Year Interest Rate Swap(5)	Citibank N.A.	Receive	0.100%	6-month EUR-EURIBOR	04/12/21	EUR	3,490,000	11,641	–
Put on 2-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.508%	3-month USD-LIBOR	03/01/22	USD	5,910,000	18,543	(26,351)
Put on 2-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.568%	3-month USD-LIBOR	03/23/22	USD	5,960,000	19,370	(25,931)
Put on 2-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.750%	3-month USD-LIBOR	02/25/22	USD	4,490,000	10,566	(10,566)
Put on 2-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	0.485%	3-month USD-LIBOR	03/02/22	USD	8,890,000	25,559	(42,003)
Put on 5-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.600%	3-month USD-LIBOR	09/03/21	USD	1,700,000	8,670	(53,833)
								$1,769,213	$(2,497,011)

(1)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index semi-annually.
(3)	Portfolio pays the exercise rate semi-annually and receives the floating rate index semi-annually.
(4)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(5)	Portfolio receives the exercise rate annually and pays the floating rate index semi-annually.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
USD	-	United States Dollar

PORTFOLIO OF INVESTMENTS
VY® BlackRock Inflation Protected Bond Portfolio	as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $283,310,428.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 22,652,320
Gross Unrealized Depreciation	(6,050,647)
Net Unrealized Appreciation	$ 16,601,673